2. Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Equipment Details Narrative
Depreciation expense	$ 19,452	$ 19,369	$ 25,853	$ 6,234